Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

May 31, 2019

GEI-QTLY-0719
1.850083.112

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 12.9%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	78,690	$4,276,802
Entertainment - 2.5%
Electronic Arts, Inc. (a)	55,908	5,203,917
Netflix, Inc. (a)	30,029	10,308,355
The Walt Disney Co.	85,638	11,307,642
		26,819,914
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	23,954	26,505,101
Class C (a)	20,659	22,799,892
CarGurus, Inc. Class A (a)(b)	133,216	4,550,659
Facebook, Inc. Class A (a)	221,456	39,301,796
		93,157,448
Media - 1.0%
CBS Corp. Class B	3,560	171,877
Comcast Corp. Class A	59,982	2,459,262
Omnicom Group, Inc.	80,416	6,220,982
Sinclair Broadcast Group, Inc. Class A	24,637	1,322,514
		10,174,635
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	19,740	1,449,706

TOTAL COMMUNICATION SERVICES		135,878,505

CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.6%
Gentex Corp.	272,284	5,815,986
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	3,194	437,770
Frontdoor, Inc. (a)	18,710	752,329
Service Corp. International	3,225	141,481
		1,331,580
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	6,458	4,262,086
Darden Restaurants, Inc.	4,770	554,846
Extended Stay America, Inc. unit	112,044	1,920,434
Starbucks Corp.	163,693	12,450,490
		19,187,856
Household Durables - 0.7%
NVR, Inc. (a)	500	1,600,785
PulteGroup, Inc.	117,908	3,655,148
Roku, Inc. Class A (a)	23,113	2,089,415
		7,345,348
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (a)	35,289	62,640,445
eBay, Inc.	114,294	4,106,583
Etsy, Inc. (a)	12,270	764,544
The Booking Holdings, Inc. (a)	1,526	2,527,392
		70,038,964
Specialty Retail - 4.3%
AutoZone, Inc. (a)	7,180	7,374,650
Lowe's Companies, Inc.	8,035	749,505
O'Reilly Automotive, Inc. (a)	6,667	2,475,924
Ross Stores, Inc.	41,848	3,891,446
The Home Depot, Inc.	116,226	22,065,506
TJX Companies, Inc.	100,451	5,051,681
Ulta Beauty, Inc. (a)	10,637	3,546,163
		45,154,875
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	38,264	5,819,954
lululemon athletica, Inc. (a)	40,478	6,702,752
NIKE, Inc. Class B	84,221	6,496,808
Ralph Lauren Corp.	3,003	315,705
Tapestry, Inc.	97,426	2,782,487
		22,117,706

TOTAL CONSUMER DISCRETIONARY		170,992,315

CONSUMER STAPLES - 5.2%
Beverages - 2.2%
Coca-Cola Bottling Co. Consolidated	9,330	2,817,753
PepsiCo, Inc.	103,672	13,270,016
The Coca-Cola Co.	137,785	6,769,377
		22,857,146
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	13,619	3,262,840
Kroger Co.	40,318	919,654
Sysco Corp.	108,744	7,483,762
		11,666,256
Food Products - 0.2%
General Mills, Inc.	9,788	483,919
McCormick & Co., Inc. (non-vtg.)	13,213	2,061,757
The Hershey Co.	872	115,069
		2,660,745
Household Products - 1.4%
Clorox Co.	17,225	2,563,252
Colgate-Palmolive Co.	84,459	5,880,036
Kimberly-Clark Corp.	8,178	1,045,884
Procter & Gamble Co.	49,535	5,097,647
		14,586,819
Tobacco - 0.3%
Altria Group, Inc.	48,538	2,381,274
Philip Morris International, Inc.	4,786	369,144
		2,750,418

TOTAL CONSUMER STAPLES		54,521,384

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cabot Oil & Gas Corp.	30,909	773,343
Equitrans Midstream Corp.	127,505	2,532,249
		3,305,592
FINANCIALS - 4.4%
Capital Markets - 2.3%
LPL Financial	71,769	5,757,309
Morningstar, Inc.	4,885	684,095
MSCI, Inc.	32,226	7,090,042
Northern Trust Corp.	23,883	2,042,474
Raymond James Financial, Inc.	45,352	3,745,168
SEI Investments Co.	102,834	5,167,409
		24,486,497
Consumer Finance - 0.9%
American Express Co.	16,308	1,870,691
Discover Financial Services	10,455	779,420
Synchrony Financial	185,077	6,224,140
		8,874,251
Insurance - 1.1%
Erie Indemnity Co. Class A	4,432	942,553
Progressive Corp.	118,796	9,418,147
Selective Insurance Group, Inc.	16,460	1,179,359
The Travelers Companies, Inc.	1,931	281,096
		11,821,155
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	12,336	579,175

TOTAL FINANCIALS		45,761,078

HEALTH CARE - 14.5%
Biotechnology - 5.3%
AbbVie, Inc.	190,867	14,641,408
Amgen, Inc.	79,130	13,190,971
Biogen, Inc. (a)	39,071	8,567,880
Celgene Corp. (a)	44,346	4,159,211
Gilead Sciences, Inc.	89,261	5,556,497
Ionis Pharmaceuticals, Inc. (a)(b)	48,414	3,175,958
Regeneron Pharmaceuticals, Inc. (a)	22,561	6,807,105
Sage Therapeutics, Inc. (a)	383	65,826
		56,164,856
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	75,479	5,746,216
Boston Scientific Corp. (a)	53,622	2,059,621
DexCom, Inc. (a)	9,369	1,136,460
Edwards Lifesciences Corp. (a)	4,132	705,332
Hill-Rom Holdings, Inc.	20,025	1,925,404
IDEXX Laboratories, Inc. (a)	4,574	1,142,448
Masimo Corp. (a)	12,425	1,624,445
Tandem Diabetes Care, Inc. (a)	3,009	206,297
Varian Medical Systems, Inc. (a)	1,920	242,419
		14,788,642
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	3,770	293,532
Anthem, Inc.	13,955	3,879,211
Centene Corp. (a)	20,898	1,206,860
Chemed Corp.	3,901	1,279,294
Cigna Corp.	4,963	734,623
CVS Health Corp.	46,598	2,440,337
Molina Healthcare, Inc. (a)	34,066	4,846,229
UnitedHealth Group, Inc.	100,484	24,297,031
		38,977,117
Health Care Technology - 0.4%
Cerner Corp.	5,828	407,785
Omnicell, Inc. (a)	1,264	100,425
Veeva Systems, Inc. Class A (a)	22,662	3,496,520
		4,004,730
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	26,571	1,781,586
Illumina, Inc. (a)	2,639	809,935
Thermo Fisher Scientific, Inc.	1,749	466,948
		3,058,469
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	192,899	8,751,828
Eli Lilly & Co.	91,574	10,617,090
Jazz Pharmaceuticals PLC (a)	12,411	1,558,201
Johnson & Johnson	58,906	7,725,522
Merck & Co., Inc.	84,452	6,689,443
Pfizer, Inc.	4,650	193,068
		35,535,152

TOTAL HEALTH CARE		152,528,966

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	892	301,978
Moog, Inc. Class A	3,586	295,558
The Boeing Co.	54,904	18,755,755
United Technologies Corp.	877	110,765
		19,464,056
Airlines - 0.2%
Southwest Airlines Co.	45,575	2,169,370
Building Products - 0.1%
Armstrong World Industries, Inc.	6,235	553,045
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	65,948	3,707,597
Republic Services, Inc.	639	54,053
Tetra Tech, Inc.	15,445	1,042,846
Waste Management, Inc.	6,296	688,468
		5,492,964
Construction & Engineering - 0.5%
EMCOR Group, Inc.	71,247	5,739,658
Electrical Equipment - 0.1%
Acuity Brands, Inc.	913	112,911
AMETEK, Inc.	6,433	526,798
		639,709
Industrial Conglomerates - 0.2%
3M Co.	5,181	827,665
Honeywell International, Inc.	2,266	372,326
Roper Technologies, Inc.	1,354	465,668
		1,665,659
Machinery - 2.3%
Allison Transmission Holdings, Inc.	123,433	5,108,892
Caterpillar, Inc.	82,422	9,874,980
Cummins, Inc.	40,460	6,099,750
IDEX Corp.	21,280	3,249,669
Snap-On, Inc.	1,536	239,493
Woodward, Inc.	1,001	109,029
		24,681,813
Professional Services - 1.7%
CoStar Group, Inc. (a)	9,453	4,817,627
FTI Consulting, Inc. (a)	10,438	875,957
IHS Markit Ltd. (a)	30,333	1,740,811
Insperity, Inc.	45,640	5,198,396
Robert Half International, Inc.	94,138	5,051,445
		17,684,236
Road & Rail - 1.9%
CSX Corp.	104,231	7,762,083
Landstar System, Inc.	6,918	665,858
Union Pacific Corp.	70,536	11,763,994
		20,191,935
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	7,083	1,853,550

TOTAL INDUSTRIALS		100,135,995

INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 0.8%
Ciena Corp. (a)	67,941	2,373,859
Cisco Systems, Inc.	104,059	5,414,190
F5 Networks, Inc. (a)	3,506	463,072
		8,251,121
Electronic Equipment & Components - 0.6%
Keysight Technologies, Inc. (a)	4,753	357,093
National Instruments Corp.	18,594	717,542
Novanta, Inc. (a)	3,179	254,384
Zebra Technologies Corp. Class A (a)	30,446	5,219,662
		6,548,681
IT Services - 9.9%
Accenture PLC Class A	82,428	14,677,954
Amdocs Ltd.	89,663	5,327,775
Automatic Data Processing, Inc.	7,036	1,126,604
First Data Corp. Class A (a)	2,097	53,306
GoDaddy, Inc. (a)	89,063	6,626,287
IBM Corp.	85,304	10,832,755
MasterCard, Inc. Class A	95,593	24,040,684
Maximus, Inc.	41,234	2,937,923
PayPal Holdings, Inc. (a)	49,480	5,430,430
Total System Services, Inc.	5,477	676,574
Twilio, Inc. Class A (a)(b)	36,925	4,873,731
VeriSign, Inc. (a)	2,420	471,852
Visa, Inc. Class A	167,861	27,081,015
		104,156,890
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)	16,230	444,864
Applied Materials, Inc.	202,302	7,827,064
Broadcom, Inc.	1,743	438,609
Intel Corp.	91,207	4,016,756
KLA-Tencor Corp.	18,220	1,877,935
Lam Research Corp.	41,897	7,315,635
Micron Technology, Inc. (a)	172,672	5,630,834
NVIDIA Corp.	11,304	1,531,240
ON Semiconductor Corp. (a)	76,304	1,355,159
Texas Instruments, Inc.	26,257	2,738,868
Xilinx, Inc.	73,387	7,508,224
		40,685,188
Software - 12.5%
Adobe, Inc. (a)	24,371	6,602,104
Alteryx, Inc. Class A (a)(b)	11,965	1,039,280
Avalara, Inc.	10,631	719,081
Cadence Design Systems, Inc. (a)	108,823	6,917,878
Citrix Systems, Inc.	53,335	5,019,890
Fair Isaac Corp. (a)	566	167,479
Fortinet, Inc. (a)	70,582	5,115,783
Intuit, Inc.	42,252	10,345,402
LogMeIn, Inc.	472	33,904
Microsoft Corp.	587,003	72,600,528
Nuance Communications, Inc. (a)	14,583	250,390
Oracle Corp.	44,808	2,267,285
Red Hat, Inc. (a)	8,330	1,535,219
RingCentral, Inc. (a)	12,648	1,515,863
Salesforce.com, Inc. (a)	63,459	9,608,327
Synopsys, Inc. (a)	48,544	5,652,463
Verint Systems, Inc. (a)	40,160	2,279,080
Zscaler, Inc. (a)(b)	6,504	446,370
		132,116,326
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	353,220	61,838,225
HP, Inc.	110,136	2,057,340
NetApp, Inc.	95,715	5,666,328
Seagate Technology LLC	45,598	1,908,276
		71,470,169

TOTAL INFORMATION TECHNOLOGY		363,228,375

MATERIALS - 0.5%
Chemicals - 0.1%
Celanese Corp. Class A	1,223	116,099
NewMarket Corp.	2,060	797,220
		913,319
Containers & Packaging - 0.3%
Packaging Corp. of America	32,145	2,863,477
Metals & Mining - 0.1%
Steel Dynamics, Inc.	51,378	1,292,157

TOTAL MATERIALS		5,068,953

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	20,650	4,311,101
Americold Realty Trust	44,013	1,377,607
CubeSmart	2,492	84,030
Gaming & Leisure Properties	61,408	2,425,002
PS Business Parks, Inc.	1,603	257,955
Store Capital Corp.	9,029	308,972
		8,764,667
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	43,682	1,996,267

TOTAL REAL ESTATE		10,760,934

TOTAL COMMON STOCKS
(Cost $785,302,879)		1,042,182,097
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $993,082)	1,000,000	993,547
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 2.41% (d)	7,910,064	$7,911,646
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	13,751,827	13,753,202
TOTAL MONEY MARKET FUNDS
(Cost $21,664,848)		21,664,848
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $807,960,809)		1,064,840,492
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(13,430,213)
NET ASSETS - 100%		$1,051,410,279

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	68	June 2019	$9,358,840	$(121,859)	$(121,859)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $577,251.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$158,979
Fidelity Securities Lending Cash Central Fund	60,685
Total	$219,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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